FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Feb. 29, 2024
Credit risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of detailed information about maximum exposure to risk [Table Text Block]
	February 29	February 28
	2024	2023
	$	$
Cash and cash equivalents	11,889,416	11,985,766
Guaranteed investment certificates	-	28,636,414
Amounts receivable	616,042	400,804
	12,505,458	41,022,984

Liquidity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of detailed information about maximum exposure to risk [Table Text Block]
	February 29	February 28
	2024	2023
	$	$
Accounts payable and accrued liabilities	2,174,324	1,663,785
Lease liabilities (note 9)	116,919	226,289
	2,291,243	1,890,074

Price risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of detailed information about maximum exposure to risk [Table Text Block]
	February 29	February 28
	2024	2023
	$	$
Level 3	4,451,480	-